Risk/Return Detail Data - FidelitySeriesCommodityStrategyFund-PRO - USD ($)			12 Months Ended											60 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
		Sep. 29, 2026	Sep. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 29, 2026	Sep. 29, 2026		Sep. 29, 2026		Sep. 29, 2026
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.41%											10.26%					5.39%
Annual Return [Percent]				15.41%	5.30%	(8.25%)	14.98%	27.13%	(3.11%)	7.41%	(11.10%)	0.92%	11.07%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Commodity Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in commodity-linked derivative instruments that provide exposure to commodities as represented by an index reflecting the performance of the commodities market. The fund seeks to track the performance of the Bloomberg Commodity 3 Month Forward Total Return Index. The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the Bloomberg Commodity Total Return Index (BCOM) where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities. The BCOM measures the performance of the commodities market. It consists of exchange-traded futures contracts on physical commodities that are weighted to account for the economic significance and market liquidity of each commodity. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in short-term investment-grade debt securities, cash, and cash equivalents. Primarily using replication; however, the fund may or may not hold all of the same exposures of the index. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Prior to September 29, 2025, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		10.81%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		24.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.32%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective September 29, 2025, the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | After Taxes on Distributions | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.13%											0.47%					0.20%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.10%											3.71%					1.93%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%											11.56%					12.13%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | IXRVS
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Commodity Strategy Linked Index
Average Annual Return, Percent			15.63%											10.61%					5.71%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | IXR7Y
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity 3 Month Forward Total Return Index
Average Annual Return, Percent			16.26%											12.84%					8.17%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.38%
Fee Waiver or Reimbursement	[1]	(0.10%)
Net Expenses (as a percentage of Assets)		0.28%
Expense Example, with Redemption, 1 Year		$ 29
Expense Example, with Redemption, 3 Years		110
Expense Example, with Redemption, 5 Years		201
Expense Example, with Redemption, 10 Years		$ 469
Annual Return, Inception Date		Dec. 20, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.07%											8.13%	7.06%	[2]
Annual Return [Percent]				9.07%	6.35%	(11.90%)	9.10%	32.59%	1.46%	9.84%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Inflation-Focused Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Inflation-Focused Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2027.
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in commodity-linked derivative instruments that provide exposure to commodities as represented by an index reflecting the performance of the commodities market. The fund seeks to track the performance of the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Total Return Custom Index. The Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Total Return Custom Index is a commodity group subindex of the Bloomberg Commodity Total Return Index (BCOM). It aims to track the performance of holding a long position of commodities futures contracts equally (50%) divided into two BCOM sub-commodity groups, Petroleum and ex-Petroleum (e.g., agriculture, livestock, metals, and natural gas). The index reflects returns on a fully collateralized investment in the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Custom Index. This combines the returns of the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Custom Index with returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities. The BCOM measures the performance of the commodities market. It consists of exchange-traded futures contracts on physical commodities that are weighted to account for the economic significance and market liquidity of each commodity. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. The fund may invest in inflation-protected debt securities issued by the U.S. Treasury, U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments, and cash and cash equivalents. The fund also may invest in investment-grade debt securities that are not inflation-protected. Primarily using replication; however, the fund may or may not hold all of the same exposures of the index. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivative instruments including commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to September 29, 2026, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		29.17%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		22.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.96%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective September 29, 2026, the fund will begin comparing its performance to the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Total Return Custom Index rather than the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Total Return Index because the Bloomberg Commodity 50/50 Petroleum & ex-Petroleum Total Return Custom Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.09%											3.46%	3.42%	[2]
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions and Sales | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.34%											4.30%	3.93%	[2]
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | IXTJX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Commodity Linked Index℠
Average Annual Return, Percent			8.77%											8.71%	6.36%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | IXTQP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index
Average Annual Return, Percent			8.77%											14.44%	9.72%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%											11.56%	14.50%
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | Fidelity Commodity Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.22%
Expenses (as a percentage of Assets)		0.62%
Expense Example, with Redemption, 1 Year		$ 63
Expense Example, with Redemption, 3 Years		199
Expense Example, with Redemption, 5 Years		346
Expense Example, with Redemption, 10 Years		$ 774
Annual Return, Inception Date		May 30, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.70%											9.59%			5.00%	[3]
Annual Return [Percent]				14.70%	4.71%	(8.63%)	14.03%	26.29%	(3.84%)	6.89%	(11.68%)
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Commodity Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in commodity-linked derivative instruments that provide exposure to commodities as represented by an index reflecting the performance of the commodities market. The fund seeks to track the performance of the Bloomberg Commodity 3 Month Forward Total Return Index. The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the Bloomberg Commodity Total Return Index (BCOM) where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities. The BCOM measures the performance of the commodities market. It consists of exchange-traded futures contracts on physical commodities that are weighted to account for the economic significance and market liquidity of each commodity. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in short-term investment-grade debt securities, cash, and cash equivalents. Primarily using replication; however, the fund may or may not hold all of the same exposures of the index. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Prior to September 29, 2025, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		10.29%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		24.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.53%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective September 29, 2025, the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions | Fidelity Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.32%											4.11%			1.05%	[3]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.67%											5.08%			2.09%	[3]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%											11.56%			11.81%
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | IXRVS
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Commodity Strategy Linked Index
Average Annual Return, Percent			15.63%											10.61%			5.89%
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | IXR7Y
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity 3 Month Forward Total Return Index
Average Annual Return, Percent			16.26%											12.84%			8.41%
Document Type		485BPOS
Registrant Name		Fidelity Oxford Street Trust

[1]
A Effective October 1, 2026, Geode Capital Management, LLC (Geode) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through November 30, 2027. Geode may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From December 20, 2018 .
[3]	A From May 30, 2017 .